Deferred tax assets and liabilities (Details 4) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit before income taxes	₨ 1,019,716	$ 13,527	₨ 1,071,315	₨ 923,595
Enacted tax rates in India	34.94%	34.94%	34.94%	34.61%
Computed expected tax expense / (benefit)	₨ 356,343		₨ 374,360	₨ 319,638
Effect of:
Share based payment expense not deductible for tax purposes	0		411	1,609
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)				0
Unrecognized deferred tax asset on temporary differences	84,588		48,395	26,086
Difference on account differential tax rates in different jurisdictions	7,149		(1,924)	(201)
Expenses/income not taxable	0		0	(860)
Recognition of temporary differences	(33,028)		0
Recognition of previously unrecognized tax losses	(100,713)		(418,630)	(346,078)
Tax expense (income), continuing operations	₨ 314,339	$ 4,170	₨ 2,612	₨ 194